SHARE CAPITAL (Details - Warrant outstanding) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Warrants Outstanding	1,896,071	1,896,071	1,896,071	1,896,071
Weighted Average Exercise Price	$ 2.46	$ 2.46	$ 2.46	$ 2.46
Remaining Contractual Life (in years)	6.45 – 8.13